Note 3 - Earnings Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
3.	EARNINGS PER SHARE

The Company provides a dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income by the average shares outstanding. Diluted earnings per share adds the dilutive effects of stock options and restricted stock to average shares outstanding.

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended December 31:

	2021	2020

Weighted-average common shares issued	7,325,449	7,302,845

Average treasury stock shares	(1,138,783)	(917,495)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,186,666	6,385,350

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	24,410	19,174

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,211,076	6,404,524

There were no options to purchase shares of common stock outstanding on December 31, 2021. Also outstanding were 76,933 shares of restricted stock, 53,438 shares of which were anti-dilutive.

Options to purchase 12,150 shares of common stock at $8.78 per share were outstanding during the year ended December 31, 2020. All options were dilutive. Also outstanding were 67,634 shares of restricted stock, 67,295 shares of which were anti-dilutive.